Schedule of Investments (unaudited) January 31, 2020	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Axon Enterprise Inc.(a)	19,613	$1,506,475
Kratos Defense & Security Solutions Inc.(a)(b)	29,856	547,559
Mercury Systems Inc.(a)	18,356	1,408,823

		3,462,857

Air Freight & Logistics — 0.3%
Forward Air Corp.	9,311	609,405

Auto Components — 0.7%
Dorman Products Inc.(a)	9,642	673,012
Fox Factory Holding Corp.(a)	12,733	838,086

		1,511,098

Banks — 0.9%
First Financial Bankshares Inc.	44,900	1,505,048
ServisFirst Bancshares Inc.	15,233	559,813

		2,064,861

Beverages — 0.7%
Boston Beer Co. Inc. (The), Class A, NVS(a)	3,046	1,085,533
Coca-Cola Consolidated Inc.	1,534	415,423
National Beverage Corp.(a)	2,366	101,525

		1,602,481

Biotechnology — 9.3%
Acceleron Pharma Inc.(a)	15,088	1,369,689
Agios Pharmaceuticals Inc.(a)(b)	19,525	951,453
Akcea Therapeutics Inc.(a)	5,397	93,206
Alkermes PLC(a)	52,064	906,434
Amicus Therapeutics Inc.(a)	84,220	744,505
Arrowhead Pharmaceuticals Inc.(a)	33,125	1,388,269
Biohaven Pharmaceutical Holding Co. Ltd.(a)	13,122	636,286
Blueprint Medicines Corp.(a)(b)	17,776	1,127,887
CRISPR Therapeutics AG(a)	11,201	581,892
Deciphera Pharmaceuticals Inc.(a)	6,074	380,415
Emergent BioSolutions Inc.(a)(b)	14,503	798,970
Exelixis Inc.(a)	100,427	1,727,344
FibroGen Inc.(a)(b)	25,954	1,086,175
Global Blood Therapeutics Inc.(a)	19,908	1,299,196
Halozyme Therapeutics Inc.(a)	40,685	772,201
Heron Therapeutics Inc.(a)(b)	25,597	533,953
Ironwood Pharmaceuticals Inc.(a)(b)	51,832	626,131
Ligand Pharmaceuticals Inc.(a)(b)	5,805	509,737
Mirati Therapeutics Inc.(a)	12,061	1,047,257
Natera Inc.(a)	21,525	753,590
Portola Pharmaceuticals Inc.(a)(b)	14,796	189,241
PTC Therapeutics Inc.(a)	20,370	1,049,055
Ra Pharmaceuticals Inc.(a)	11,531	540,458
Ultragenyx Pharmaceutical Inc.(a)(b)	17,949	943,220
Xencor Inc.(a)(b)	16,310	553,561

		20,610,125

Building Products — 2.4%
AAON Inc.(b)	13,431	704,322
Armstrong World Industries Inc.	16,030	1,608,290
Simpson Manufacturing Co. Inc.	13,332	1,102,156
Trex Co. Inc.(a)(b)	19,242	1,890,334

		5,305,102

Capital Markets — 1.0%
Assetmark Financial Holdings Inc.(a)	4,145	121,573
Interactive Brokers Group Inc., Class A	25,367	1,192,249

Security	Shares	Value

Capital Markets (continued)
Tradeweb Markets Inc., Class A	21,046	$971,904

		2,285,726

Chemicals — 1.2%
Balchem Corp.	10,633	1,148,577
Ingevity Corp.(a)(b)	13,824	901,601
Quaker Chemical Corp.	4,278	710,233

		2,760,411

Commercial Services & Supplies — 4.8%
Brink’s Co. (The)	16,534	1,391,998
Cimpress PLC(a)(b)	8,576	1,025,947
Clean Harbors Inc.(a)	16,970	1,395,273
Healthcare Services Group Inc.	24,498	627,149
IAA Inc.(a)	44,047	2,081,661
MSA Safety Inc.	11,779	1,597,232
Tetra Tech Inc.	18,042	1,544,395
UniFirst Corp./MA	5,058	1,031,478

		10,695,133

Communications Equipment — 2.3%
Acacia Communications Inc.(a)	12,412	850,843
Lumentum Holdings Inc.(a)	25,464	1,929,407
ViaSat Inc.(a)(b)	19,062	1,213,296
Viavi Solutions Inc.(a)	75,934	1,070,670

		5,064,216

Construction & Engineering — 0.3%
Comfort Systems USA Inc.	12,122	562,461

Construction Materials — 0.4%
Summit Materials Inc., Class A(a)	37,110	815,307

Consumer Finance — 0.9%
FirstCash Inc.	14,106	1,226,799
LendingTree Inc.(a)	2,535	788,892

		2,015,691

Diversified Consumer Services — 2.3%
Chegg Inc.(a)(b)	37,988	1,566,245
frontdoor Inc.(a)	27,983	1,191,516
Grand Canyon Education Inc.(a)	15,939	1,247,705
Strategic Education Inc.	7,260	1,178,226

		5,183,692

Electronic Equipment, Instruments & Components — 3.0%
Badger Meter Inc.	9,622	568,275
Dolby Laboratories Inc., Class A	21,144	1,466,125
Itron Inc.(a)	11,639	951,488
Littelfuse Inc.	8,051	1,424,303
Novanta Inc.(a)	11,593	1,051,833
OSI Systems Inc.(a)(b)	5,643	488,345
Rogers Corp.(a)(b)	6,138	722,750

		6,673,119

Energy Equipment & Services — 0.2%
Core Laboratories NV	14,667	515,252

Entertainment — 1.1%
Madison Square Garden Co. (The), Class A(a)(b)	5,693	1,686,209
World Wrestling Entertainment Inc., Class A	15,685	766,683

		2,452,892

Equity Real Estate Investment Trusts (REITs) — 4.0%
CoreSite Realty Corp.	12,456	1,462,957
Essential Properties Realty Trust Inc.	29,142	804,611
First Industrial Realty Trust Inc.	41,960	1,791,692

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
National Storage Affiliates Trust	19,605	$669,511
QTS Realty Trust Inc., Class A	19,205	1,092,380
Rexford Industrial Realty Inc.	36,661	1,766,694
Terreno Realty Corp.	22,148	1,268,194

		8,856,039

Food Products — 1.3%
Beyond Meat Inc.(a)	3,457	381,722
Lancaster Colony Corp.	6,541	1,011,566
Sanderson Farms Inc.	6,517	897,326
Simply Good Foods Co. (The)(a)	27,122	622,992

		2,913,606

Health Care Equipment & Supplies — 7.6%
Avanos Medical Inc.(a)(b)	15,842	436,289
Cantel Medical Corp.	12,384	805,703
CONMED Corp.	9,380	953,758
Glaukos Corp.(a)(b)	12,887	724,894
Globus Medical Inc., Class A(a)	25,441	1,330,056
ICU Medical Inc.(a)	6,355	1,159,597
Integra LifeSciences Holdings Corp.(a)	23,556	1,296,522
iRhythm Technologies Inc.(a)(b)	8,735	747,978
Neogen Corp.(a)(b)	17,327	1,165,587
Nevro Corp.(a)(b)	10,248	1,362,062
NuVasive Inc.(a)(b)	17,212	1,327,389
Penumbra Inc.(a)(b)	10,617	1,862,859
Quidel Corp.(a)	12,528	962,150
Tandem Diabetes Care Inc.(a)	18,555	1,410,922
Wright Medical Group NV(a)(b)	41,943	1,264,162

		16,809,928

Health Care Providers & Services — 2.7%
Amedisys Inc.(a)(b)	10,639	1,877,677
Ensign Group Inc. (The)	16,576	749,235
HealthEquity Inc.(a)	23,427	1,547,588
LHC Group Inc.(a)	9,790	1,426,893
U.S. Physical Therapy Inc.	4,222	494,565

		6,095,958

Health Care Technology — 2.0%
HMS Holdings Corp.(a)	29,118	795,504
Livongo Health Inc.(a)(b)	4,455	107,633
Omnicell Inc.(a)(b)	13,861	1,126,622
Teladoc Health Inc.(a)(b)	23,877	2,428,529

		4,458,288

Hotels, Restaurants & Leisure — 4.1%
Boyd Gaming Corp.	26,454	789,652
Choice Hotels International Inc.	10,500	1,052,100
Churchill Downs Inc.(b)	11,717	1,691,700
Eldorado Resorts Inc.(a)	21,592	1,290,770
Shake Shack Inc., Class A(a)	10,263	692,239
Texas Roadhouse Inc.	21,565	1,347,813
Wendy’s Co. (The)	60,828	1,318,143
Wingstop Inc.	9,735	903,116

		9,085,533

Household Durables — 1.4%
Installed Building Products Inc.(a)	7,044	522,172
Tempur Sealy International Inc.(a)	15,017	1,375,857
TopBuild Corp.(a)	11,221	1,284,917

		3,182,946

Household Products — 0.4%
WD-40 Co.	4,529	846,108

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.8%
Ormat Technologies Inc.	16,855	$1,335,927
TerraForm Power Inc., Class A	26,265	475,134

		1,811,061

Insurance — 0.7%
Kinsale Capital Group Inc.	3,225	368,359
RLI Corp.	13,189	1,226,709

		1,595,068

Interactive Media & Services — 1.6%
Cargurus Inc.(a)	23,576	840,485
Match Group Inc.(a)(b)	17,828	1,394,506
Pinterest Inc., Class A(a)	28,341	624,352
Yelp Inc.(a)	21,115	688,349

		3,547,692

Internet & Direct Marketing Retail — 0.8%
Grubhub Inc.(a)	30,226	1,636,738
RealReal Inc. (The)(a)(b)	5,248	75,938

		1,712,676

IT Services — 1.2%
ExlService Holdings Inc.(a)	11,269	823,876
LiveRamp Holdings Inc.(a)	22,375	900,370
TTEC Holdings Inc.	5,839	231,925
Verra Mobility Corp.(a)(b)	43,134	687,125

		2,643,296

Leisure Products — 0.5%
Callaway Golf Co.	31,104	666,248
YETI Holdings Inc.(a)(b)	10,222	371,672

		1,037,920

Life Sciences Tools & Services — 1.6%
Adaptive Biotechnologies Corp.(a)	4,932	147,491
Medpace Holdings Inc.(a)	9,051	774,313
NeoGenomics Inc.(a)	34,509	1,112,225
Repligen Corp.(a)	15,486	1,554,640

		3,588,669

Machinery — 3.1%
Albany International Corp., Class A	10,147	707,956
Chart Industries Inc.(a)	11,832	757,011
ESCO Technologies Inc.	8,587	824,009
Evoqua Water Technologies Corp.(a)	23,821	475,705
Federal Signal Corp.	19,999	643,168
John Bean Technologies Corp.(b)	10,467	1,182,666
Proto Labs Inc.(a)(b)	8,844	915,354
RBC Bearings Inc.(a)	8,270	1,286,068

		6,791,937

Media — 0.7%
New York Times Co. (The), Class A	47,514	1,520,923

Multiline Retail — 0.4%
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	18,073	958,592

Oil, Gas & Consumable Fuels — 1.0%
Antero Midstream Corp.	87,200	439,488
Tellurian Inc.(a)(b)	30,422	213,562
WPX Energy Inc.(a)(b)	137,741	1,646,005

		2,299,055

Personal Products — 0.3%
Inter Parfums Inc.	5,824	402,497
USANA Health Sciences Inc.(a)	4,179	257,844

		660,341

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 0.6%
Pacira BioSciences Inc.(a)(b)	13,793	$596,133
Tilray Inc., Class 2 (a)(b)	2,665	46,744
Zogenix Inc.(a)	13,750	692,588

		1,335,465

Professional Services — 2.1%
Exponent Inc.	17,131	1,246,623
FTI Consulting Inc.(a)(b)	12,438	1,493,306
Insperity Inc.	12,427	1,085,747
TriNet Group Inc.(a)	14,543	829,824
Upwork Inc.(a)(b)	6,312	57,944

		4,713,444

Real Estate Management & Development — 1.1%
Howard Hughes Corp. (The)(a)(b)	14,282	1,737,834
Redfin Corp.(a)	27,445	667,737

		2,405,571

Road & Rail — 0.3%
Saia Inc.(a)(b)	8,572	746,621

Semiconductors & Semiconductor Equipment — 3.8%
Ambarella Inc.(a)(b)	10,381	613,932
Brooks Automation Inc.	23,896	909,960
Inphi Corp.(a)	15,096	1,146,692
Lattice Semiconductor Corp.(a)	44,144	821,078
Power Integrations Inc.	9,725	949,841
Semtech Corp.(a)(b)	21,896	1,055,168
Silicon Laboratories Inc.(a)	14,336	1,409,372
SolarEdge Technologies Inc.(a)(b)	16,067	1,572,317

		8,478,360

Software — 16.8%
8x8 Inc.(a)	33,127	616,825
ACI Worldwide Inc.(a)	38,208	1,316,266
Alarm.com Holdings Inc.(a)(b)	12,041	528,961
Alteryx Inc., Class A(a)(b)	16,068	2,241,004
Avalara Inc.(a)(b)	21,708	1,848,219
Blackbaud Inc.(b)	16,257	1,273,411
Blackline Inc.(a)(b)	14,160	866,167
Bottomline Technologies DE Inc.(a)	12,597	675,199
Box Inc., Class A(a)(b)	49,406	742,572
Cloudera Inc.(a)	81,338	836,968
CommVault Systems Inc.(a)	13,900	625,778
Cornerstone OnDemand Inc.(a)	17,459	1,026,589
Dropbox Inc., Class A(a)	71,342	1,214,241
Envestnet Inc.(a)	17,343	1,367,842
Everbridge Inc.(a)(b)	11,168	1,012,268
FireEye Inc.(a)	71,638	1,144,775
Five9 Inc.(a)(b)	20,188	1,448,085
LivePerson Inc.(a)(b)	20,348	834,472
Manhattan Associates Inc.(a)(b)	21,121	1,805,001
Mimecast Ltd.(a)	18,235	930,532
New Relic Inc.(a)	16,516	1,090,221
Nutanix Inc., Class A(a)	48,232	1,566,093
Pagerduty Inc.(a)(b)	3,026	70,566
Paylocity Holding Corp.(a)	11,850	1,681,397
Pluralsight Inc., Class A(a)(b)	27,252	528,416
PROS Holdings Inc.(a)	12,810	768,600
Q2 Holdings Inc.(a)	14,484	1,262,860
Qualys Inc.(a)(b)	11,018	944,683
Rapid7 Inc.(a)	14,527	862,613

Security	Shares	Value

Software (continued)
SailPoint Technologies Holding Inc.(a)	28,012	$702,821
Smartsheet Inc., Class A(a)	29,894	1,449,261
SPS Commerce Inc.(a)	11,515	654,398
SVMK Inc.(a)	29,811	526,164
Tenable Holdings Inc.(a)	13,955	380,274
Varonis Systems Inc.(a)	10,076	842,958
Workiva Inc.(a)(b)	12,500	568,625
Yext Inc.(a)	30,932	462,124
Zoom Video Communications Inc., Class A(a)(b)	8,503	648,779

		37,366,028

Specialty Retail — 2.9%
Aaron’s Inc.(b)	22,195	1,317,495
Carvana Co.(a)(b)	16,627	1,317,690
Floor & Decor Holdings Inc., Class A(a)(b)	23,047	1,136,448
Monro Inc.(b)	10,997	689,512
National Vision Holdings Inc.(a)	25,954	885,550
RH(a)	5,400	1,127,250

		6,473,945

Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage Inc., Class A(a)(b)	74,512	1,326,314

Thrifts & Mortgage Finance — 0.4%
Columbia Financial Inc.(a)(b)	16,226	272,110
NMI Holdings Inc., Class A(a)	22,469	717,210

		989,320

Trading Companies & Distributors — 0.6%
SiteOne Landscape Supply Inc.(a)(b)	13,676	1,320,418

Water Utilities — 0.5%
American States Water Co.	12,176	1,078,307

Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.(b)	15,490	625,021

Total Common Stocks — 99.6% (Cost: $186,942,752)		221,464,279

Short-Term Investments

Money Market Funds — 19.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	42,889,907	42,915,641
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	1,128,000	1,128,000

		44,043,641

Total Short-Term Investments — 19.8% (Cost: $44,023,768)		44,043,641

Total Investments in Securities — 119.4% (Cost: $230,966,520)		265,507,920

Other Assets, Less Liabilities — (19.4)%		(43,110,493)

Net Assets — 100.0%		$222,397,427

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Small-Cap Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	38,817,765	4,072,142	42,889,907	$42,915,641	$213,115	(b)	$(1,882)	$8,138
BlackRock Cash Funds: Treasury, SL Agency Shares	66,945	1,061,055	1,128,000	1,128,000	2,793		—	—

				$44,043,641	$215,908		$(1,882)	$8,138

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Technology Index	1	03/20/20	$96	$(1,552)
Russell 2000 E-Mini	5	03/20/20	404	(11,386)

				$(12,938)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$221,464,279	$—	$—	$221,464,279
Money Market Funds	44,043,641	—	—	44,043,641

	$265,507,920	$—	$—	$265,507,920

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(12,938)	$—	$—	$(12,938)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4